Risk - Changes in liabilities arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk
Beginning balance	R$ 124,418	R$ 0	R$ 10,511
Change in accounting practice			20,089
Adjusted balance			20,089
Cash flows	173,250	91,752	(85,000)
Other	48,671	12,577	74,489
Ending balance	346,339	124,418	0
Dividends payable
Risk
Beginning balance		0	10,511
Cash flows			(85,000)
Other			74,489
Ending balance	0		0
Leases
Risk
Beginning balance	25,857	0
Change in accounting practice			20,089
Adjusted balance			20,089
Cash flows	(10,610)	(5,259)
Other	19,973	11,027
Ending balance	35,220	25,857	0
Loans and financing
Risk
Beginning balance	98,561	0
Cash flows	183,860	97,011
Other	28,698	1,550
Ending balance	R$ 311,119	R$ 98,561	R$ 0